Accounts Receivable	12 Months Ended
Sep. 30, 2020
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of September 30, 2020 and 2019 consisted of the following:

	2020	2019
Accounts receivable	$16,529,251	$16,766,449
Accounts receivable – related parties	1,914,380	498,125
Less: allowance for doubtful accounts	(2,910,554)	(2,764,735)
Accounts receivable, net	$15,533,077	$14,499,839

The Company’s customers are for the most part, various levels of government, state-owned entities and construction companies. Due to the nature of the customers and the practice of the industry, the Company generally allows credit period of 180 days to its customers. The average accounts receivable turnover period was approximately 93 days, 84 days and 91 days for the fiscal years ended September 30, 2020, 2019 and 2018, respectively.

Changes of allowance for doubtful accounts for the years ended September 30, 2019 and 2018 are as follow:

	2020	2019
Beginning balance	$2,764,735	$2,912,310
Bad debt write-off	-	(33,612)
Exchange difference	145,819	(113,963)
Ending balance	$2,910,554	$2,764,735

No bad debt expense recorded by the Company during the years ended September 30, 2020 and 2019. The Company recorded bad debt write-off of $0, $33,612 and $40,101 during the years ended September 30, 2020, 2019 and 2018, respectively.